Summary of Significant Accounting Policies (Details) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies [Line Items]
Retained Earnings	$ (75,955,000)	$ (75,955,000)	$ (34,296,000)
Net Cash Provided by (Used in) Operating Activities		(36,529,000)	(24,432,000)
Cash, cash equivalents, and marketable securities	215,800,000	$ 215,800,000
Business combination total consideration transferred			9,700,000
Payment to acquire business			5,000,000
Business combination equity shares issued or issuable value			$ 4,700,000
Computer Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Property and Equipment, Useful Life		5 years
Furniture and Fixtures [Member]
Summary of Significant Accounting Policies [Line Items]
Property and Equipment, Useful Life		7 years
Panacea Acquisition Corp
Summary of Significant Accounting Policies [Line Items]
Federal depository insurance coverage	250,000
Transaction cost	3,390,063	$ 3,390,063
Retained Earnings	(3,054,441)	$ (3,054,441)
Net Cash Provided by (Used in) Operating Activities	$ (700,826)
Panacea Acquisition Corp | Class A Common Stock
Summary of Significant Accounting Policies [Line Items]
Purchase of common stock (in Shares)	4,954,167